PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2013	2014
	RMB	RMB

Buildings	64,262	63,818
Capital lease of property	57,324	57,324
Motor vehicles	6,624	5,798
Office and computer equipment	95,177	92,721
Leasehold improvements	83,288	64,544
Sub-total	306,675	284,205
Less: accumulated depreciation	(112,009)	(135,043)
Add: construction in progress	716	110
Total	195,382	149,272

For the year ended December 31, 2012, the Group recorded an impairment loss of RMB 130,545 on its property and equipment due to the decline of business. The impairment was mostly related to Dalian Career Enhancement (“Dalian Xiwang”) and Guangzhou ZS Career Enhancement of the Career Enhancement segment based on the impairment test by the management assisted with an independent valuation specialist adopting income approach.

For the years ended December 31, 2012, 2013 and 2014, depreciation expenses of continuing operations were RMB 48,081, RMB 38,622 and RMB 35,461 , respectively, which were recorded in cost of revenues, selling and marketing expenses, general and administrative expenses and research and development expenses.

The capital leases of properties mainly represented prepaid long-term lease of Ambow Beijing campus and Shenyang K-12 School of which the original amounts were RMB 45,324 and RMB 12,000 respectively. The inception dates of the capital leases were March 1, 2012 and December 30, 2010 respectively. As at December 31, 2013 and 2014, the accumulated depreciations were RMB 4,822 and RMB 7,241 respectively. For the years ended December 31, 2012, 2013 and 2014, depreciation expenses were RMB 1,804, RMB 2,268 and RMB 2,419 respectively and recorded in cost of revenues.

As of December 31, 2014, the Group is in the process of applying for the building ownership certificates for certain buildings with a total net carrying value of approximately RMB 37,020.